Nature of business (Details) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 03, 2024	Nov. 30, 2023	Jul. 31, 2023	Mar. 31, 2025	Dec. 31, 2024
Nature of business (Details) [Line Items]
Subscribed shares (in Shares)			200,000,000
Common shares split, description			2:1 share-split
Percentage of maximum purchase deemed outstanding shares			25.00%
Acquired share percent			34.66%
Gross proceeds for loan agreement (in Dollars)			$ 1,000,000
Debt accrued interest rate			10.00%
Additional gross proceeds for loan agreement (in Dollars)	$ 300,000
Description of distribution of shares to shareholders		the Company distributed 45,712,529 of its 200,000,000 shares of Celly to its shareholders.
Bottom of range [member]
Nature of business (Details) [Line Items]
Subscribed shares (in Shares)			200,000,000
Subsidiaries Five [Member]
Nature of business (Details) [Line Items]
Ownership percentage				20.11%	22.95%